UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2011
                                                 -------------

Check here if Amendment [ ]; Amendment Number:
                                                  ----------
     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Belltower Advisors LLC
          ----------------------------
Address:  220 Horizon Drive, Suite 121
          ----------------------------
          Raleigh, NC 27615
          ----------------------------

Form 13F File Number:   28-13598
                        --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Laura Kleber
        -----------------------
Title:  Chief Financial Officer
        -----------------------
Phone:  919-424-6545
        -----------------------

Signature, Place, and Date of Signing:

/s/Laura Kleber      Raleigh, NC          August 15, 2011
---------------      -----------          -------------------

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
     Form 13F File Number          Name
     28-
     --------------------          --------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     17

Form 13F Information Table Value Total:     $121,886
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number          Name

                                                             BELLTOWER ADVISORS LLC
                                                 FORM 13F INFORMATION TABLE AS OF JUNE 30, 2011

    ITEM 1                    ITEM 2         ITEM 3     ITEM 4     ITEM 5          ITEM 6            ITEM 7          ITEM 8
    ------                    ------         ------     ------     ------          ------            ------          ------
                                                        Value    Shares or       Investment                      Voting Authority
                             Title of        Cusip     (x1000)   Principal       Descretion
   Name of Issuer             Class         Number      Value      Amount  Sole    Shared   Other   Managers   Sole   Shared   Other
CAMERON INTERNATIONAL CORP     COM         13342B105    7,901     157,101   X                                157,101     0       0
CARRIZO OIL & CO INC           COM         144577103    5,469     131,000   X                                131,000     0       0
CELANESE CORP DEL              COM SER A   150870103    8,729     163,741   X                                163,741     0       0
CLIFFS NATURAL RESOURCES INC   COM         18683K101    6,517      70,496   X                                 70,496     0       0
COBALT INTL ENERGY INC         COM         19075F106    5,865     430,300   X                                430,300     0       0
CUMMINS INC                    COM         231021106    5,138      49,650   X                                 49,650     0       0
DRIL-QUIP INC                  COM         262037104    7,615     112,270   X                                112,270     0       0
LYONDELLBASELL INDUSTRIES N    SHS - A -   N53745100   10,165     263,887   X                                263,887     0       0
NORTH AMERN PALLADIUM LTD      COM         656912102    5,343   1,303,083   X                              1,303,083     0       0
OIL STS INTL INC               COM         678026105   12,137     151,888   X                                151,888     0       0
PATRIOT COAL CORP              COM         70336T104    3,622     162,723   X                                162,723     0       0
PETROHAWK ENERGY CORP          COM         716495106    6,251     253,375   X                                253,375     0       0
SOUTHWESTERN ENERGY CO         COM         845467109    7,708     179,750   X                                179,750     0       0
STILLWATER MNG CO              COM         86074Q102    9,401     427,129   X                                427,129     0       0
TECK RESOURCES LTD             CL B        878742204    8,282     163,064   X                                163,064     0       0
UNIT CORP                      COM         909218109    6,628     108,780   X                                108,780     0       0
WALTER ENERGY INC              COM         93317Q105    5,115      44,170   X                                 44,170     0       0